Consolidated Balance Sheets Unaudited (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Receivables:
Allowance for doubtful receivables	$ 0.9	$ 0.9
Stockholders' equity:
Preferred Stock, Shares Authorized	5,000,000	5,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	90,000,000	90,000,000
Common stock, shares issued and outstanding	19,290,841	19,253,185
Common shares owned by Union VEBA	881,010	2,202,495
Treasury stock, shares	1,724,606	1,724,606